Revenue from services provided to customers - Schedule of disaggregation of investment banking revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution	¥ 10,276	¥ 10,539	¥ 20,231	¥ 12,089
Bond underwriting and distribution	6,123	5,677	13,445	9,007
Financial advisory fees	13,661	6,724	26,776	11,435
Other	3,841	4,091	9,152	5,328
Total	¥ 33,901	¥ 27,031	¥ 69,604	¥ 37,859